EMPLOYEE BENEFITS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Discount interest rate	7.29%	6.59%
Inflation rate	3.00%	3.50%
Salary growth rate	3.00%	3.50%
Pension growth rate	3.00%	3.50%
Description on actuarial assumption of employee turnover rate	Tabla de Rotación SoA 2003	Tabla de Rotación
Long-Term Benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Discount interest rate	6.75%	6.33%
Inflation rate	3.00%	3.50%
Salary growth rate	3.00%	3.50%
Description on actuarial assumption of employee turnover rate	Tabla de Rotación SoA 2003	Tabla de Rotación SoA 2003